Accrued and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 55,928	$ 79,120
Payroll and related accruals	52,036	54,768
Deferred revenue	49,812	49,190
Accrued royalties	13,786	13,855
Cash collateral	7,826	0
Accrued contingent consideration and milestone payments	6,995	7,477
Accrued interest on long-term debt	4,239	8,121
Current portion of capital lease obligations	922	1,125
Fair value of derivative instruments	525	10,547
Total accrued and other liabilities	$ 192,069	$ 224,203